Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of diluted loss per share
Three and Six Months Ended June 30, 2020
Series Seed preferred stock	42,298,151
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
FF preferred stock	20,000,000
Options outstanding under stock incentive plan	35,538,222
Options outstanding outside of stock incentive plan	545,454
Common stock warrants	1,250,000
Preferred stock warrants	774,527
SAFE notes outstanding (shares not reserved)	19,489,239
Total	222,473,383

	Years Ended December 31,
	2020	2019
Series Seed preferred stock	42,298,151	42,298,151
Series Seed-1 preferred stock	3,563,412	3,563,412
Series Seed-2 preferred stock	4,751,218	4,751,218
Series A preferred stock	61,962,132	61,962,132
Series A-1 preferred stock	32,301,028	32,301,028
FF preferred common stock	20,000,000	20,000,000
Options outstanding under stock incentive plan	29,358,286	24,598,969
Options outstanding outside of stock incentive plan	545,454	545,454
Common stock warrants	1,250,000	1,250,000
Preferred stock warrants	774,527	—
Total	196,804,208	191,270,364

Schedule of fair value of the company’s financial instruments
		December 31, 2020		December 31, 2019
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
SAFE notes	3	$314,439,663	$314,439,663	$2,500,000	$2,500,000
Warrant liability	3	3,206,185	3,206,185	—	—
Total		$317,645,848	$317,645,848	$2,500,000	$2,500,000

Stable Road Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of calculation of basic and diluted net income (loss) per common share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Redeemable Class A Common Stock
Numerator: Net Income allocable to Redeemable Class A Common Stock
Interest Income	$4,311	$355,824	$23,357	$1,025,613
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(4,311)	(355,824)	(23,357)	(1,025,613)
Redeemable Net Income	$—	$—	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	17,240,709	17,250,000	17,245,329	17,250,000
Net Income/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.02	$0.00	$0.04

Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Net Income – Basic
Net Income	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Less: Redeemable Net Income – Basic	—	—	—	—
Non-Redeemable Net Loss	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic	4,857,500	4,857,500	4,857,500	4,857,500
Net income, Basic Non-Redeemable Class A and B Common Stock	$(0.59)	$0.19	$0.59	$0.35
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Net Earnings – Diluted
Non-Redeemable Net Income – Basic	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Less: Change in Fair Value of Derivative Liability	(1,904,150)	(1,185,700)	(10,623,913)	(2,135,400)
Non-Redeemable Net Loss – Diluted	$(4,788,985)	$36,372	$(7,742,262)	$295,843
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Diluted	5,005,558	4,857,500	7,105,104	4,857,500
Net loss, Diluted Non-Redeemable Class A and B Common Stock	$(0.96)	$0.19	$(1.09)	$0.35

	Year Ended December 31, 2020	For the Period from May 28, 2019 (Inception) Through December 31, 2019
Redeemable Class A Common Stock
Numerator: Net Income (loss) allocable to Redeemable Class A Common Stock
Interest Income	$1,134,391	$346,011
Income and Franchise Tax	(378,916)	(167,069)
Redeemable Net Income	$755,475	$178,942
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	17,250,000	17,250,000
Net Income (loss)/Basic and Diluted Redeemable Class A Common Stock	$0.04	$0.01

Non-Redeemable Class A and B Common Stock
Numerator: Net Income (loss) minus Redeemable Net Income (loss)
Net Income (loss)	$(42,986,163)	$5,343,820
Redeemable Net Income (loss)	(755,475)	(178,942)
Non-Redeemable Net Income (loss)	$(43,741,638)	$5,164,878
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic	4,857,500	4,041,761
Net Income (loss)/Basic Non-Redeemable Class A and B Common Stock	$(9.00)	$1.28
Non-Redeemable Class A and B Common Stock, Diluted	4,857,500	4,168,777
Net Income (loss)/Diluted Non-Redeemable Class A and B Common Stock	$(9.00)	$1.24